Leases (Details) - Schedule of future expected maturities of lease obligations $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future expected maturities of lease obligations [Abstract]
2021	$ 3,416
2022	2,647
2023	1,414
2024	910
2025	775
Thereafter	289
Total undiscounted lease payments	9,451
Less: imputed interest	1,155
Present value of operating lease liability	$ 8,296